Fair Value Measurement (Bendon Limited)	6 Months Ended	12 Months Ended
	Jul. 31, 2018	Jan. 31, 2018
DisclosureOfFairValueMeasurementLineItems [Line Items]
Fair Value Measurement

17	Fair Value Measurement

The Group measures the following assets and liabilities at fair value on a recurring basis:

	●	Financial assets - derivative financial instruments
	●	Financial liabilities - derivative financial instruments

Fair value hierarchy

All assets and liabilities measured at fair value to be assigned to a level in the fair value hierarchy as follows:

Level 1	Unadjusted quoted prices in active markets for identical assets or liabilities that the entity can access at the measurement date.
Level 2	Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly.
Level 3	Unobservable inputs for the asset or liability.

The table below shows the assigned level for each asset and liability held at fair value by the Group:

	Level 1 NZ$000’s	Level 2 NZ$000’s	Level 3 NZ$000’s	Total
31 July 2018
Recurring fair value measurements

Financial assets
Foreign exchange contracts	-	220	-	220

Financial liabilities
Foreign exchange contracts	-	-	-	-
Derivative on Convertible Notes	-	-	-	-

31 January 2018
Recurring fair value measurements

Financial assets
Foreign exchange contracts	-	-	-	-

Financial liabilities
Foreign exchange contracts	-	2,087	-	2,087
Derivative on Convertible Notes	-	-	1,110	1,110

There were no transfers between levels during the financial periods.

The carrying amount of trade and other receivables and trade and other payables are assumed to approximate their fair values due to their short-term nature. Bank loans approximate fair value of the carrying amount on the basis of the variable nature of the interest rates associated with the loans.

Valuation techniques for fair value measurements categorised within level 2

The fair value of derivative financial instruments is determined using valuation techniques which maximise the use of observable market data where it is available and relies as little as possible on entity specific estimates.

Valuation techniques for fair value measurements categorised within level 3

The fair value of the derivative on convertible notes was determined using a Black-Scholes model. Measurement inputs include share price on measurement date, expected term of the instrument, risk free rate, expected volatility and expected dividend rate. The Company used valuations specialists to perform these valuations.

Fair value measurements using significant unobservable movements (level 3)

The following table presents the changes in level 3 instruments for the year ended 31 July 2018.

Convertible note liability NZ$000’s
Balance at 31 January 2018	1,110
Changes in fair value	-
Conversion	(1,110)
Balance at 31 July 2018	-

Bendon Limited [Member]
DisclosureOfFairValueMeasurementLineItems [Line Items]
Fair Value Measurement

29	Fair Value Measurement

The Group measures the following assets and liabilities at fair value on a recurring basis:

●	Financial assets - derivative financial instruments
●	Financial liabilities - derivative financial instruments

Fair value hierarchy

All assets and liabilities measured at fair value to be assigned to a level in the fair value hierarchy as follows:

Level 1	Unadjusted quoted prices in active markets for identical assets or liabilities that the entity can access at the measurement date.
Level 2	Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly.
Level 3	Unobservable inputs for the asset or liability.

The table below shows the assigned level for each asset and liability held at fair value by the Group:

	Level 1	Level 2	Level 3	Total
	NZ$000’s	NZ$000’s	NZ$000’s	NZ$000’s
31 January 2018
Recurring fair value measurements
Financial assets
Foreign exchange contracts	-	-	-	-
Financial liabilities
Foreign exchange contracts	-	2,087	-	2,087
Derivative on Convertible Notes	-	-	1,110	1,110

31 January 2017
Recurring fair value measurements
Financial assets
Foreign exchange contracts	-	-	-	-
Financial liabilities
Foreign exchange contracts	-	4,188	-	4,188
Derivative on Convertible Notes	-	-	4,112	4,112

30 June 2016
Recurring fair value measurements
Financial assets
Foreign exchange contracts	-	-	-	-
Financial liabilities
Foreign exchange contracts	-	5,531	-	5,531

30 June 2015
Recurring fair value measurements
Financial assets
Foreign exchange contracts	-	2,289	-	2,289
Financial liabilities
Foreign exchange contracts	-	1	-	1

There were no transfers between levels during the financial periods.

The carrying amount of trade and other receivables and trade and other payables are assumed to approximate their fair values due to their short-term nature. Bank loans approximate fair value of the carrying amount on the basis of the variable nature of the interest rates associated with the loans.

Valuation techniques for fair value measurements categorised within level 2

The fair value of derivative financial instruments is determined using valuation techniques which maximise the use of observable market data where it is available and relies as little as possible on entity specific estimates.

Valuation techniques for fair value measurements categorised within level 3

The fair value of the derivative on convertible notes has been determined using a Black-Scholes model. Measurement inputs include share price on measurement date, expected term of the instrument, risk free rate, expected volatility and expected dividend rate. The Company used valuations specialists to perform these valuations.

Fair value measurements using significant unobservable movements (level 3)

The following table presents the changes in level 3 instruments for the year ended 31 January 2018.

Convertible
note liability
NZ$000’s
Balance at 31 January 2017	4,112
Changes in fair value	1,110
Conversion	(4,112)
Balance at 31 January 2018	1,110

Valuation inputs and relationships to fair value (level 3)

The following table summarises the quantitative information about the significant inputs used in level 3 fair value measurements:

Range of inputs for
Unobservable inputs	convertible note liability
Face value (NZD)	3,624,198
Interest rate of note	10%
Risk free rate	1.66%
Term of the instrument	August 2019
Expected volatility	128.7%
Dividend yield	0%